Dreyfus
      Stock Index Fund, Inc.

      ANNUAL REPORT December 31, 2002



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Fund Performance

                             8   Statement of Investments

                            23   Statement of Financial Futures

                            24   Statement of Assets and Liabilities

                            25   Statement of Operations

                            26   Statement of Changes in Net Assets

                            28   Financial Highlights

                            30   Notes to Financial Statements

                            36   Report of Independent Accountants

                            37   Important Tax Information

                            38   Board Members Information

                            40   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                        Dreyfus
                                                         Stock Index Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We present this annual report for Dreyfus Stock Index Fund, covering the 12-month period from January 1, 2002 through December 31, 2002. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Steve Falci and Thomas Durante.

In 2002, investors witnessed the third consecutive year of negative returns for the U.S. stock market. Moreover, with the S&P 500 Index down dramatically since its peak in mid-2000, this bear market ranks as the worst since the 1970s. Virtually every industry group, capitalization range and investment style suffered losses in 2002, leaving investors few shelters from the storm. However, the market' s disappointing start to the 21st century may be good news for today' s growth-oriented investors as, historically, growth opportunities have generally been greatest when the economic news is bad, prices are down and investors shun stocks.

At the same time, no one can say for sure what direction the markets will take or which investment style will prevail, which is why we continue to encourage you to maintain a long-term perspective and an ongoing dialogue with your financial advisor. Investors with the patience and discipline to weather today's market uncertainty may reap the potential benefits of the better economic times that we believe lie ahead.

Sincerely,


/s/Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2003




DISCUSSION OF FUND PERFORMANCE

Steven Falci and Thomas Durante, Portfolio Managers

How did Dreyfus Stock Index Fund perform relative to its benchmark?

For the 12-month period ended December 31, 2002, Dreyfus Stock Index Fund produced total returns of -22.36% for its Initial shares and -22.55% for its Service shares.(1) In contrast, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index (" S& P 500 Index"), produced a total return of -22.10% for the same period.(2) The difference in returns is primarily due to transaction costs and other fund operating expenses.

We attribute the stock market's disappointing performance to a weak economy in 2002, which put pressure on corporate earnings. Economic factors were intensified by several accounting and corporate governance scandals as well as concerns over a potential war with Iraq.

What is the fund's investment approach?

The fund seeks to match the total return of the S&P 500 Index. To pursue this goal, the fund generally invests in all 500 stocks in proportion to their weightings in the S& P 500 Index. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks and is dominated by large-cap, blue chip stocks which, when combined, cover nearly 75% of the total U.S. market capitalization.

However, it is important to note that the S&P 500 Index is not composed of the 500 largest companies; rather, it is designed to capture the returns of many different sectors of the U.S. economy. Accordingly, it is composed of approximately 375 industrial, 40 utility, 75 financial and 10 transportation stocks. Each stock is weighted by its market capitalization. Overall, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

                                                             The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

Dreyfus Stock Index Fund uses a passive management approach -- all investment decisions are made based on the fund's objective, which is to seek to match the performance of the S& P 500 Index. The fund does not attempt to manage market volatility.

What other factors influenced the fund's performance?

When the reporting period began, many investors expected a full economic recovery in the United States, especially in light of the relative brevity of the previous year's recession. Instead, what ensued was a year of inconsistent economic growth, a stock market plagued by pricing pressures and decreased profitability levels, an absence of capital spending by corporations and numerous corporations entangled in accounting and corporate governance scandals

While all of the industry groups within the S&P 500 Index reported negative returns for the reporting period, the vast majority of the stock market's
negative   performance  can  be  attributed  to  four  key  areas:  technology, telecommunications, financial services and health care. Within technology, semiconductor stocks performed poorly, primarily due to a lack of capital spending by corporations in an uncertain economy as well as disappointing year-end sales of high-ticket consumer electronics products. While technology stocks enjoyed a brief rally in October and November, semiconductor companies
ranked   among   the   worst   performing   stocks  of  the  reporting  period.
Telecommunications stocks, which also rallied later in the year, continued to suffer from low customer demand and excess capacity, which adversely affected their earnings and stock prices.

Within financial services, major banks posted lackluster returns throughout the reporting period. Several of these companies came under scrutiny amid allegations of malfeasance, accounting irregularities and questionable credibility over research recommendations. As a result of these factors, several of the fund's holdings in this area saw their credit ratings downgraded by the major independent rating agencies.


Finally, many large pharmaceutical companies suffered during the reporting period. As corporations sought to offset lower earnings by cutting costs, they put pressure on drug companies to reduce their prices or face being excluded by the companies' medical benefits packages.

One bright spot among large-cap stocks was the consumer staples group, where steady demand and reliable earnings helped many household product companies post positive returns.

What is the fund's current strategy?

As an index fund, our strategy remains: to attempt to replicate the returns of the S& P 500 Index by investing in each industry group in a way that closely approximates its representation in the S&P 500 Index.

January 15, 2003

(1) TOTAL RETURN INCLUDES REINVESTMENT OF DIVIDENDS AND ANY CAPITAL GAINS PAID. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE PRICE AND INVESTMENT RETURN FLUCTUATE SUCH THAT UPON REDEMPTION, FUND SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS, WHICH WILL REDUCE RETURNS.

(2) SOURCE: LIPPER INC. -- REFLECTS REINVESTMENT OF DIVIDENDS DAILY AND, WHERE APPLICABLE, CAPITAL GAIN DISTRIBUTIONS. THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE.

                                                             The Fund

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund, Inc. Initial shares and Service shares and the Standard & Poor's 500 Composite Stock Price Index
--------------------------------------------------------------------------------

Average Annual Total Returns AS OF 12/31/02



                                                                               1 Year             5 Years          10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                                (22.36)%            (0.89)%            8.92%

SERVICE SHARES                                                                (22.55)%            (1.00)%            8.86%


THE DATA FOR SERVICE SHARES PRIMARILY REPRESENTS THE RESULTS OF INITIAL SHARES. ACTUAL SERVICE SHARES' AVERAGE ANNUAL TOTAL RETURN AND HYPOTHETICAL GROWTH RESULTS WOULD HAVE BEEN LOWER. SEE NOTES BELOW.

((+))  SOURCE: LIPPER INC.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. THE FUND'S PERFORMANCE SHOWN IN THE GRAPH AND TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

THE FUND'S PERFORMANCE DOES NOT REFLECT THE DEDUCTION OF ADDITIONAL CHARGES AND EXPENSES IMPOSED IN CONNECTION WITH INVESTING IN VARIABLE INSURANCE CONTRACTS WHICH WILL REDUCE RETURNS.




THE GRAPH COMPARES A $10,000 INVESTMENT MADE IN INITIAL AND SERVICE SHARES OF DREYFUS STOCK INDEX FUND, INC. ON 12/31/92 TO A $10,000 INVESTMENT MADE IN THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX (THE "INDEX") ON THAT DATE.

THE FUND'S INITIAL SHARES ARE NOT SUBJECT TO A RULE 12B-1 FEE. THE FUND'S SERVICE SHARES ARE SUBJECT TO A 0.25% ANNUAL RULE 12B-1 FEE. THE PERFORMANCE FIGURES FOR SERVICE SHARES REFLECT THE PERFORMANCE OF THE FUND'S INITIAL SHARES FROM THEIR INCEPTION DATE THROUGH DECEMBER 30, 2000, AND THE PERFORMANCE OF THE FUND'S SERVICE SHARES FROM DECEMBER 31, 2000 (INCEPTION DATE OF SERVICE SHARES) TO DECEMBER 31, 2002 (BLENDED PERFORMANCE FIGURES). THE PERFORMANCE FIGURES FOR EACH SHARE CLASS REFLECT CERTAIN EXPENSE REIMBURSEMENTS, WITHOUT WHICH THE PERFORMANCE OF EACH SHARE CLASS WOULD HAVE BEEN LOWER. IN ADDITION, THE BLENDED PERFORMANCE FIGURES HAVE NOT BEEN ADJUSTED TO REFLECT THE HIGHER OPERATING EXPENSES OF THE SERVICE SHARES. IF THESE EXPENSES HAD BEEN REFLECTED, THE BLENDED PERFORMANCE FIGURES WOULD HAVE BEEN LOWER. ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ARE REINVESTED.

THE FUND'S PERFORMANCE SHOWN IN THE LINE GRAPH TAKES INTO ACCOUNT ALL APPLICABLE FUND FEES AND EXPENSES (AFTER ANY EXPENSE REIMBURSEMENTS). THE INDEX IS A WIDELY ACCEPTED, UNMANAGED INDEX OF U.S. STOCK MARKET PERFORMANCE, AND INCLUDES THE REINVESTMENT OF DIVIDENDS DAILY. THE INDEX DOES NOT TAKE INTO ACCOUNT CHARGES, FEES AND OTHER EXPENSES. FURTHER INFORMATION RELATING TO FUND PERFORMANCE, INCLUDING EXPENSE REIMBURSEMENTS, IF APPLICABLE, IS CONTAINED IN THE FINANCIAL HIGHLIGHTS SECTION OF THE PROSPECTUS AND ELSEWHERE IN THIS REPORT.

                                                             The Fund

STATEMENT OF INVESTMENTS

December 31, 2002



COMMON STOCKS--97.4%                                                                              Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
ALCOHOL & TOBACCO--1.7%

Adolph Coors, Cl. B                                                                              13,850                  848,313

Anheuser-Busch Cos.                                                                             326,150               15,785,660

Brown-Forman, Cl. B                                                                              26,100                1,705,896

Philip Morris Cos.                                                                              788,300               31,949,799

R.J. Reynolds Tobacco Holdings                                                                   33,600                1,414,896

UST                                                                                              64,400                2,152,892

                                                                                                                      53,857,456

CONSUMER CYCLICAL--9.5%

AMR                                                                                              59,100  (a)             390,060

Albertson's                                                                                     144,527                3,217,171

AutoZone                                                                                         37,600  (a)           2,656,440

Bed Bath & Beyond                                                                               111,500  (a)           3,850,095

Best Buy                                                                                        122,550  (a)           2,959,582

Big Lots                                                                                         44,200  (a)             584,766

Brunswick                                                                                        34,300                  681,198

CVS                                                                                             149,750                3,739,257

Cendant                                                                                         395,398  (a)           4,143,771

Circuit City Stores--Circuit City Group                                                          80,000                  593,600

Cooper Tire & Rubber                                                                             28,000                  429,520

Costco Wholesale                                                                                173,650  (a)           4,872,619

Dana                                                                                             56,606                  665,686

Darden Restaurants                                                                               65,200                1,333,340

Delphi                                                                                          212,653                1,711,856

Delta Air Lines                                                                                  46,900                  567,490

Dillard's, Cl. A                                                                                 32,100                  509,106

Dollar General                                                                                  126,987                1,517,494

Eastman Kodak                                                                                   111,200                3,896,448

Eaton                                                                                            26,900                2,101,159

Family Dollar Stores                                                                             65,850                2,055,179

Federated Department Stores                                                                      74,800  (a)           2,151,248

Ford Motor                                                                                      699,280                6,503,304

Gap                                                                                             336,850                5,227,912

General Motors                                                                                  213,600                7,873,296

Genuine Parts                                                                                    66,600                2,051,280

Harley-Davidson                                                                                 115,300                5,326,860

Harrah's Entertainment                                                                           42,600  (a)           1,686,960

Hasbro                                                                                           65,975                  762,011


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Hilton Hotels                                                                                   143,450                1,823,250

Home Depot                                                                                      886,300               21,235,748

International Game Technology                                                                    33,050  (a)           2,509,156

J.C. Penney                                                                                     102,100                2,349,321

Johnson Controls                                                                                 33,850                2,713,755

Jones Apparel Group                                                                              49,100  (a)           1,740,104

Kohl's                                                                                          128,450  (a)           7,186,778

Kroger                                                                                          294,700  (a)           4,553,115

Limited                                                                                         199,300                2,776,249

Liz Claiborne                                                                                    40,600                1,203,790

Lowe's Cos.                                                                                     297,400               11,152,500

Marriott International, Cl. A                                                                    90,600                2,978,022

Mattel                                                                                          166,650                3,191,348

May Department Stores                                                                           109,800                2,523,204

Maytag                                                                                           29,700                  846,450

McDonald's                                                                                      483,750                7,778,700

NIKE, Cl. B                                                                                     101,050                4,493,694

Navistar International                                                                           23,000  (a)             559,130

Nordstrom                                                                                        51,600                  978,852

Office Depot                                                                                    117,700  (a)           1,737,252

PACCAR                                                                                           44,200                2,038,946

RadioShack                                                                                       64,200                1,203,108

Reebok International                                                                             22,700  (a)             667,380

Safeway                                                                                         168,100  (a)           3,926,816

Sears, Roebuck & Co.                                                                            120,500                2,885,975

Southwest Airlines                                                                              295,175                4,102,933

Staples                                                                                         179,300  (a)           3,281,190

Starbucks                                                                                       148,000  (a)           3,016,240

Starwood Hotels & Resorts Worldwide                                                              75,900                1,801,866

TJX Cos.                                                                                        201,250                3,928,400

Target                                                                                          346,150               10,384,500

Tiffany & Co.                                                                                    55,500                1,327,005

Toys R Us                                                                                        80,900  (a)             809,000

V.F.                                                                                             41,400                1,492,470

Visteon                                                                                          49,825                  346,782

Wal-Mart Stores                                                                               1,682,050               84,960,346

Walgreen                                                                                        390,600               11,401,614


                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER CYCLICAL (CONTINUED)

Wendy's International                                                                            44,000                1,191,080

Whirlpool                                                                                        26,000                1,357,720

Winn-Dixie Stores                                                                                53,500                  817,480

Yum! Brands                                                                                     112,870  (a)           2,733,711

                                                                                                                     302,063,688

CONSUMER STAPLES--6.9%

Alberto-Culver, Cl. B                                                                            22,100                1,113,840

Archer-Daniels-Midland                                                                          246,437                3,055,819

Avon Products                                                                                    89,700                4,832,139

Campbell Soup                                                                                   156,200                3,666,014

Clorox                                                                                           83,850                3,458,813

Coca-Cola                                                                                       944,750               41,398,945

Coca-Cola Enterprises                                                                           171,200                3,718,464

Colgate-Palmolive                                                                               205,150               10,756,015

ConAgra Foods                                                                                   204,650                5,118,297

Fortune Brands                                                                                   56,850                2,644,094

General Mills                                                                                   140,200                6,582,390

Gillette                                                                                        402,050               12,206,238

H.J. Heinz                                                                                      133,400                4,384,858

Hershey Foods                                                                                    51,950                3,503,508

International Flavors & Fragrances                                                               36,000                1,263,600

Kellogg                                                                                         155,600                5,332,412

Kimberly-Clark                                                                                  196,050                9,306,494

Newell Rubbermaid                                                                               101,871                3,089,748

Pepsi Bottling Group                                                                            106,850                2,746,045

PepsiCo                                                                                         658,120               27,785,826

Procter & Gamble                                                                                495,100               42,548,894

SUPERVALU                                                                                        50,900                  840,359

Sara Lee                                                                                        297,100                6,687,721

Sysco                                                                                           250,250                7,454,948

Tupperware                                                                                       22,200                  334,776

Wm. Wrigley, Jr.                                                                                 85,900                4,714,192

                                                                                                                     218,544,449

ENERGY--6.4%

Amerada Hess                                                                                     34,000                1,871,700

Anadarko Petroleum                                                                               94,751                4,538,573

Apache                                                                                           54,850                3,125,901


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ENERGY (CONTINUED)

BJ Services                                                                                      59,700  (a)           1,928,907

Baker Hughes                                                                                    127,970                4,119,354

Burlington Resources                                                                             76,740                3,272,961

CMS Energy                                                                                       54,800                  517,312

ChevronTexaco                                                                                   407,069               27,061,947

ConocoPhillips                                                                                  257,963               12,482,830

Devon Energy                                                                                     59,750                2,742,525

Dominion Resources                                                                              117,093                6,428,406

EOG Resources                                                                                    44,000                1,756,480

El Paso                                                                                         228,206                1,588,314

Exxon Mobil                                                                                   2,564,238               89,594,476

Halliburton                                                                                     166,350                3,112,408

Kerr-McGee                                                                                       38,258                1,694,829

KeySpan                                                                                          54,150                1,908,246

Kinder Morgan                                                                                    46,400                1,961,328

Marathon Oil                                                                                    118,950                2,532,445

McDermott International                                                                          24,100  (a)             105,558

Nabors Industries                                                                                55,200  (a)           1,946,904

Nicor                                                                                            16,800                  571,704

NiSource                                                                                         93,000                1,860,000

Noble                                                                                            51,000  (a)           1,792,650

Occidental Petroleum                                                                            143,650                4,086,843

Peoples Energy                                                                                   13,500                  521,775

Rowan Cos.                                                                                       35,700                  810,390

Schlumberger                                                                                    221,300                9,314,517

Sempra Energy                                                                                    78,041                1,845,670

Sunoco                                                                                           29,100                  965,538

Transocean                                                                                      121,650                2,822,280

Unocal                                                                                           98,300                3,006,014

Williams Cos.                                                                                   196,700                  531,090

                                                                                                                     202,419,875

HEALTH CARE--14.4%

Abbott Laboratories                                                                             595,450               23,818,000

Allergan                                                                                         49,300                2,840,666

AmerisourceBergen                                                                                40,350                2,191,408

Amgen                                                                                           490,444  (a)          23,708,063

Anthem                                                                                           53,900  (a)           3,390,310

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Applera--Applied Biosystems Group                                                                79,750                1,398,815

Bausch & Lomb                                                                                    20,600                  741,600

Baxter International                                                                            226,050                6,329,400

Becton, Dickinson & Co.                                                                          97,800                3,001,482

Biogen                                                                                           56,850  (a)           2,277,411

Biomet                                                                                           99,000                2,837,340

Boston Scientific                                                                               155,450  (a)           6,609,734

Bristol-Myers Squibb                                                                            738,200               17,089,330

C.R. Bard                                                                                        19,700                1,142,600

Cardinal Health                                                                                 168,675                9,983,873

Chiron                                                                                           71,650  (a)           2,694,040

Forest Laboratories                                                                              69,000  (a)           6,777,180

Genzyme                                                                                          81,750  (a)           2,417,348

Guidant                                                                                         116,500  (a)           3,594,025

HCA                                                                                             195,550                8,115,325

HEALTHSOUTH                                                                                     150,900  (a)             633,780

Health Management Associates, Cl. A                                                              90,800                1,625,320

Humana                                                                                           61,800  (a)             618,000

Johnson & Johnson                                                                             1,132,060               60,802,943

King Pharmaceuticals                                                                             91,700  (a)           1,576,323

Eli Lilly & Co.                                                                                 428,050               27,181,175

Manor Care                                                                                       36,700  (a)             682,987

McKesson                                                                                        110,946                2,998,870

MedImmune                                                                                        95,700  (a)           2,600,169

Medtronic                                                                                       465,000               21,204,000

Merck & Co.                                                                                     855,700               48,441,177

Millipore                                                                                        18,400                  625,600

Pfizer                                                                                        2,348,325               71,788,295

Pharmacia                                                                                       492,707               20,595,153

Quest Diagnostics                                                                                37,300  (a)           2,122,370

Schering-Plough                                                                                 558,900               12,407,580

St. Jude Medical                                                                                 67,650  (a)           2,687,058

Stryker                                                                                          75,450                5,064,204

Tenet Healthcare                                                                                185,800  (a)           3,047,120

Thermo Electron                                                                                  62,300  (a)           1,253,476

UnitedHealth Group                                                                              116,050                9,690,175

Waters                                                                                           49,250  (a)           1,072,665


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

HEALTH CARE (CONTINUED)

Watson Pharmaceuticals                                                                           40,700  (a)           1,150,589

WellPoint Health Networks                                                                        56,650  (a)           4,031,214

Wyeth                                                                                           505,200               18,894,480

Zimmer Holdings                                                                                  74,320  (a)           3,085,766

                                                                                                                     456,838,439

INTEREST SENSITIVE--23.0%

ACE                                                                                             100,050                2,935,467

AFLAC                                                                                           196,600                5,921,592

Aetna                                                                                            57,349                2,358,191

Allstate                                                                                        267,900                9,909,621

Ambac Financial Group                                                                            40,350                2,269,284

American Express                                                                                500,850               17,705,047

American International Group                                                                    994,039               57,505,156

AmSouth Bancorporation                                                                          135,400                2,599,680

Aon                                                                                             118,025                2,229,492

BB&T                                                                                            182,500                6,750,675

Bank of America                                                                                 570,346               39,678,971

Bank of New York                                                                                276,750                6,630,930

Bank One                                                                                        443,760               16,219,428

Bear Stearns Cos.                                                                                36,627                2,175,644

CIGNA                                                                                            53,250                2,189,640

Capital One Financial                                                                            84,500                2,511,340

Charles Schwab                                                                                  512,025                5,555,471

Charter One Financial                                                                            86,140                2,474,802

Chubb                                                                                            65,300                3,408,660

Cincinnati Financial                                                                             61,550                2,311,202

Citigroup                                                                                     1,957,322               68,878,161

Comerica                                                                                         66,550                2,877,622

Concord EFS                                                                                     193,900  (a)           3,051,986

Countrywide Financial                                                                            48,200                2,489,530

Equity Office Properties Trust                                                                  156,900                3,919,362

Equity Residential                                                                              103,250                2,537,885

Fannie Mae                                                                                      379,200               24,393,936

Fifth Third Bancorp                                                                             220,222               12,893,998

First Tennessee National                                                                         47,800                1,717,932

FleetBoston Financial                                                                           399,948                9,718,736

Franklin Resources                                                                               99,000                3,373,920

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

Freddie Mac                                                                                     265,150               15,657,107

General Electric                                                                              3,792,200               92,340,070

Golden West Financial                                                                            58,450                4,197,294

Goldman Sachs Group                                                                             181,950               12,390,795

H&R Block                                                                                        68,900                2,769,780

Hartford Financial Services Group                                                                97,250                4,418,068

Household International                                                                         180,475                5,019,010

Huntington Bancshares                                                                            89,758                1,679,372

J.P. Morgan Chase & Co.                                                                         760,830               18,259,920

Jefferson-Pilot                                                                                  54,675                2,083,664

John Hancock Financial Services                                                                 109,750                3,062,025

KeyCorp                                                                                         162,150                4,076,451

Lehman Brothers Holdings                                                                         90,450                4,820,081

Lincoln National                                                                                 67,500                2,131,650

Loews                                                                                            70,750                3,145,545

MBIA                                                                                             55,300                2,425,458

MBNA                                                                                            486,930                9,261,409

MGIC Investment                                                                                  38,300                1,581,790

Marsh & McLennan Cos.                                                                           204,650                9,456,877

Marshall & Ilsley                                                                                83,200                2,278,016

Mellon Financial                                                                                164,200                4,287,262

Merrill Lynch                                                                                   329,400               12,500,730

MetLife                                                                                         266,800                7,214,272

Morgan Stanley                                                                                  413,684               16,514,265

National City                                                                                   233,150                6,369,658

North Fork Bancorporation                                                                        61,500                2,075,010

Northern Trust                                                                                   84,250                2,952,963

PNC Financial Services Group                                                                    108,250                4,535,675

Principal Financial Group                                                                       128,350                3,867,186

Progressive                                                                                      82,950                4,116,809

Providian Financial                                                                             110,000  (a)             713,900

Prudential Financial                                                                            215,750                6,847,905

Regions Financial                                                                                84,250                2,810,580

SLM                                                                                              58,500                6,075,810

Safeco                                                                                           52,650                1,825,376

Simon Property Group                                                                             71,500                2,436,005

SouthTrust                                                                                      132,200                3,285,170


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

INTEREST SENSITIVE (CONTINUED)

St. Paul Cos.                                                                                    86,340                2,939,877

State Street                                                                                    123,650                4,822,350

Stilwell Financial                                                                               84,700  (a)           1,107,029

SunTrust Banks                                                                                  108,050                6,150,206

Synovus Financial                                                                               114,300                2,217,420

T. Rowe Price Group                                                                              46,600                1,271,248

Torchmark                                                                                        45,100                1,647,503

Travelers Property Casualty, Cl. B                                                              382,522  (a)           5,603,947

U.S. Bancorp                                                                                    729,979               15,490,154

Union Planters                                                                                   75,500                2,124,570

UnumProvident                                                                                    92,044                1,614,452

Wachovia                                                                                        518,340               18,888,310

Washington Mutual                                                                               360,713               12,455,420

Wells Fargo                                                                                     644,700               30,217,089

XL Capital, Cl. A                                                                                51,800                4,001,550

Zions Bancorporation                                                                             34,600                1,361,475

                                                                                                                     730,588,919

INTERNET--.4%

eBay                                                                                            117,650  (a)           7,979,023

Yahoo!                                                                                          225,200  (a)           3,682,020

                                                                                                                      11,661,043

PRODUCER GOODS & SERVICES--9.2%

Air Products & Chemicals                                                                         86,550                3,700,012

Alcoa                                                                                           321,764                7,329,784

Allegheny Technologies                                                                           30,666                  191,049

American Power Conversion                                                                        74,700  (a)           1,131,705

American Standard Cos.                                                                           27,600  (a)           1,963,464

Ashland                                                                                          26,000                  741,780

Avery Dennison                                                                                   41,850                2,556,198

Ball                                                                                             21,700                1,110,823

Bemis                                                                                            20,200                1,002,526

Black & Decker                                                                                   30,700                1,316,723

Boeing                                                                                          319,924               10,554,293

Boise Cascade                                                                                    22,200                  559,884

Burlington Northern Santa Fe                                                                    143,850                3,741,538

CSX                                                                                              81,200                2,298,772

Caterpillar                                                                                     131,200                5,998,464

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

Centex                                                                                           23,500                1,179,700

Cooper Industries, Cl. A                                                                         35,100                1,279,395

Crane                                                                                            22,775                  453,906

Cummins                                                                                          15,700                  441,641

Deere & Co.                                                                                      90,900                4,167,765

Dow Chemical                                                                                    347,176               10,311,127

E.I. du Pont de Nemours                                                                         378,582               16,051,877

Eastman Chemical                                                                                 29,500                1,084,715

Ecolab                                                                                           49,350                2,442,825

Emerson Electric                                                                                160,450                8,158,882

Engelhard                                                                                        49,000                1,095,150

FedEx                                                                                           113,640                6,161,561

Fluor                                                                                            30,700                  859,600

Freeport-McMoRan Copper & Gold , CI. B                                                           55,200  (a)             926,256

General Dynamics                                                                                 76,600                6,079,742

Georgia-Pacific                                                                                  95,272                1,539,596

Goodrich                                                                                         43,800                  802,416

Goodyear Tire & Rubber                                                                           66,800                  454,908

Great Lakes Chemical                                                                             19,100                  456,108

Hercules                                                                                         41,600  (a)             366,080

Honeywell International                                                                         312,912                7,509,888

ITT Industries                                                                                   34,950                2,121,115

Illinois Tool Works                                                                             116,750                7,572,405

Ingersoll-Rand, Cl. A                                                                            64,500                2,777,370

International Paper                                                                             182,833                6,393,670

KB HOME                                                                                          18,200                  779,870

Leggett & Platt                                                                                  74,400                1,669,536

Lockheed Martin                                                                                 173,800               10,036,950

Louisiana-Pacific                                                                                39,800  (a)             320,788

Masco                                                                                           187,500                3,946,875

MeadWestvaco                                                                                     76,181                1,882,433

Molex                                                                                            73,275                1,688,256

Monsanto                                                                                         99,595                1,917,204

Newmont Mining                                                                                  153,119                4,445,045

Norfolk Southern                                                                                148,150                2,961,518

Northrop Grumman                                                                                 69,146                6,707,136

Nucor                                                                                            29,800                1,230,740


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PRODUCER GOODS & SERVICES (CONTINUED)

PPG Industries                                                                                   64,550                3,237,182

Pactiv                                                                                           60,250  (a)           1,317,065

Pall                                                                                             46,701                  778,973

Parker-Hannifin                                                                                  44,950                2,073,543

Phelps Dodge                                                                                     33,833  (a)           1,070,814

Plum Creek Timber                                                                                70,450                1,662,620

Praxair                                                                                          61,650                3,561,520

Pulte Homes                                                                                      23,300                1,115,371

Raytheon                                                                                        154,650                4,755,488

Rockwell Automation                                                                              70,800                1,466,268

Rockwell Collins                                                                                 69,750                1,622,385

Rohm & Haas                                                                                      84,256                2,736,635

Sealed Air                                                                                       32,012  (a)           1,194,048

Sherwin-Williams                                                                                 57,300                1,618,725

Sigma-Aldrich                                                                                    27,300                1,329,510

Snap-On                                                                                          22,250                  625,448

Stanley Works                                                                                    33,600                1,161,888

3M                                                                                              148,650               18,328,545

Temple-Inland                                                                                    20,500                  918,605

Textron                                                                                          52,500                2,256,975

Thomas & Betts                                                                                   22,200  (a)             375,180

Tyco International                                                                              760,373               12,987,171

Union Pacific                                                                                    96,500                5,777,455

United Parcel Service, Cl. B                                                                    425,550               26,843,694

United States Steel                                                                              38,800                  509,056

United Technologies                                                                             180,500               11,180,170

Vulcan Materials                                                                                 38,700                1,451,250

W.W. Grainger                                                                                    34,800                1,793,940

Weyerhaeuser                                                                                     83,400                4,104,114

Worthington Industries                                                                           32,600                  496,824

                                                                                                                     290,821,526

SERVICES--6.5%

ALLTEL                                                                                          118,500                6,043,500

AOL Time Warner                                                                               1,703,450  (a)          22,315,195

AT&T Wireless Services                                                                        1,032,403  (a)           5,833,077

Allied Waste Industries                                                                          75,100  (a)             751,000

American Greetings, Cl. A                                                                        25,000  (a)             395,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SERVICES (CONTINUED)

Apollo Group, Cl. A                                                                              66,450  (a)           2,923,800

Automatic Data Processing                                                                       228,200                8,956,850

Carnival                                                                                        223,600                5,578,820

Cintas                                                                                           64,800                2,964,600

Clear Channel Communications                                                                    233,500  (a)           8,707,215

Comcast, Cl. A                                                                                  879,519  (a)          20,730,263

Computer Sciences                                                                                65,400  (a)           2,253,030

Convergys                                                                                        66,000  (a)             999,900

Deluxe                                                                                           23,500                  989,350

Dow Jones & Co.                                                                                  31,400                1,357,422

Electronic Data Systems                                                                         181,550                3,345,966

Equifax                                                                                          54,250                1,255,345

First Data                                                                                      286,600               10,148,506

Fiserv                                                                                           73,100  (a)           2,481,745

Gannett                                                                                         101,850                7,312,830

IMS Health                                                                                      107,050                1,712,800

Interpublic Group of Companies                                                                  146,950                2,069,056

Knight-Ridder                                                                                    31,350                1,982,888

McGraw-Hill Cos.                                                                                 73,850                4,463,494

Meredith                                                                                         18,900                  776,979

Moody's                                                                                          57,550                2,376,240

NEXTEL Communications, Cl. A                                                                    367,050  (a)           4,239,428

New York Times, Cl. A                                                                            57,700                2,638,621

Omnicom Group                                                                                    71,650                4,628,590

Paychex                                                                                         143,375                4,000,163

Quintiles Transnational                                                                          44,800  (a)             542,080

R.R. Donnelley & Sons                                                                            43,050                  937,198

Robert Half International                                                                        66,000  (a)           1,063,260

Ryder System                                                                                     23,700                  531,828

Sprint (PCS Group)                                                                              380,750  (a)           1,667,685

SunGard Data Systems                                                                            107,900  (a)           2,542,124

TMP Worldwide                                                                                    42,500  (a)             480,675

Tribune                                                                                         116,150                5,280,179

Univision Communications, Cl. A                                                                  87,200  (a)           2,136,400

Viacom, Cl. B                                                                                   671,158  (a)          27,356,400

Walt Disney                                                                                     778,250               12,693,257

Waste Management                                                                                231,922                5,315,652

                                                                                                                     204,778,411



COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY--13.7%

ADC Telecommunications                                                                          303,300  (a)             633,897

Adobe Systems                                                                                    90,050                2,243,145

Advanced Micro Devices                                                                          130,400  (a)             842,384

Agilent Technologies                                                                            177,850  (a)           3,194,186

Altera                                                                                          145,800  (a)           1,799,172

Analog Devices                                                                                  139,400  (a)           3,327,478

Andrew                                                                                           37,350  (a)             383,958

Apple Computer                                                                                  136,800  (a)           1,960,344

Applied Materials                                                                               628,000  (a)           8,182,840

Applied Micro Circuits                                                                          114,700  (a)             423,243

Autodesk                                                                                         43,000                  614,900

Avaya                                                                                           137,870  (a)             337,782

BMC Software                                                                                     89,700  (a)           1,534,767

Broadcom, Cl. A                                                                                 105,100  (a)           1,582,806

CIENA                                                                                           164,400  (a)             845,016

Cisco Systems                                                                                 2,753,400  (a)          36,069,540

Citrix Systems                                                                                   65,200  (a)             803,264

Computer Associates International                                                               218,475                2,949,413

Compuware                                                                                       144,000  (a)             691,200

Comverse Technology                                                                              71,200  (a)             713,424

Corning                                                                                         437,000  (a)           1,446,470

Danaher                                                                                          58,100                3,817,170

Dell Computer                                                                                   986,950  (a)          26,391,043

Dover                                                                                            77,050                2,246,778

EMC                                                                                             838,300  (a)           5,147,162

Electronic Arts                                                                                  53,800  (a)           2,677,626

Gateway                                                                                         123,400  (a)             387,476

Hewlett-Packard                                                                               1,162,812               20,186,416

Intel                                                                                         2,524,700               39,309,579

International Business Machines                                                                 644,050               49,913,875

Intuit                                                                                           78,250  (a)           3,671,490

JDS Uniphase                                                                                    539,100  (a)           1,331,577

Jabil Circuit                                                                                    75,500  (a)           1,352,960

KLA-Tencor                                                                                       71,900  (a)           2,543,103

LSI Logic                                                                                       141,600  (a)             817,032

Lexmark International                                                                            47,950  (a)           2,900,975

Linear Technology                                                                               118,850                3,056,822

Lucent Technologies                                                                           1,307,247  (a)           1,647,131

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Maxim Integrated Products                                                                       122,050                4,032,532

Mercury Interactive                                                                              32,200  (a)             954,730

Micron Technology                                                                               230,550  (a)           2,245,557

Microsoft                                                                                     2,037,450  (a)         105,336,165

Motorola                                                                                        876,856                7,584,804

NCR                                                                                              37,300  (a)             885,502

NVIDIA                                                                                           58,300  (a)             671,033

National Semiconductor                                                                           69,000  (a)           1,035,690

Network Appliance                                                                               128,400  (a)           1,284,000

Novell                                                                                          138,700  (a)             463,258

Novellus Systems                                                                                 56,700  (a)           1,592,136

Oracle                                                                                        2,041,000  (a)          22,042,800

PMC-Sierra                                                                                       63,700  (a)             354,172

Parametric Technology                                                                            99,500  (a)             250,740

PeopleSoft                                                                                      119,250  (a)           2,182,275

PerkinElmer                                                                                      48,100                  396,825

Pitney Bowes                                                                                     90,100                2,942,666

Power-One                                                                                        30,400  (a)             172,368

QLogic                                                                                           35,600  (a)           1,228,556

QUALCOMM                                                                                        299,200  (a)          10,887,888

Rational Software                                                                                74,400  (a)             773,016

Sabre Holdings                                                                                   54,349  (a)             984,260

Sanmina-SCI                                                                                     201,300  (a)             903,837

Scientific-Atlanta                                                                               58,800                  697,368

Siebel Systems                                                                                  184,650  (a)           1,381,182

Solectron                                                                                       314,800  (a)           1,117,540

Sun Microsystems                                                                              1,186,950  (a)           3,691,415

Symbol Technologies                                                                              87,900                  722,538

Tektronix                                                                                        33,100  (a)             602,089

Tellabs                                                                                         156,700  (a)           1,139,209

Teradyne                                                                                         69,700  (a)             906,797

Texas Instruments                                                                               659,700                9,902,097

Unisys                                                                                          123,700  (a)           1,224,630

VERITAS Software                                                                                156,833                2,449,731

Xerox                                                                                           280,250  (a)           2,256,013


COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TECHNOLOGY (CONTINUED)

Xilinx                                                                                          128,500  (a)           2,647,100

                                                                                                                     435,919,963

UTILITIES--5.7%

AES                                                                                             206,700  (a)             624,234

AT&T                                                                                            293,615                7,666,288

Allegheny Energy                                                                                 47,900                  362,124

Ameren                                                                                           58,500                2,431,845

American Electric Power                                                                         129,110                3,528,576

BellSouth                                                                                       708,250               18,322,427

Calpine                                                                                         143,500  (a)             467,810

CenterPoint Energy                                                                              115,839                  984,631

CenturyTel                                                                                       54,350                1,596,803

Cinergy                                                                                          64,100                2,161,452

Citizens Communications                                                                         107,500  (a)           1,134,125

Consolidated Edison                                                                              81,400                3,485,548

Constellation Energy Group                                                                       62,750                1,745,705

DTE Energy                                                                                       63,850                2,962,640

Duke Energy                                                                                     339,818                6,640,044

Dynegy, Cl. A                                                                                   138,900                  163,902

Edison International                                                                            124,100  (a)           1,470,585

Entergy                                                                                          84,650                3,859,193

Exelon                                                                                          123,100                6,495,987

FPL Group                                                                                        69,550                4,182,042

FirstEnergy                                                                                     113,436                3,739,985

Mirant                                                                                          153,032  (a)             289,230

PG&E                                                                                            154,250  (a)           2,144,075

PPL                                                                                              62,650                2,172,702

Pinnacle West Capital                                                                            34,500                1,176,105

Progress Energy                                                                                  90,276                3,913,465

Public Service Enterprise Group                                                                  84,750                2,720,475

Qwest Communications International                                                              646,087                3,230,435

SBC Communications                                                                            1,265,312               34,302,608

Southern                                                                                        271,850                7,717,823

Sprint (FON Group)                                                                              340,850                4,935,508

TECO Energy                                                                                      66,900                1,034,943

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

COMMON STOCKS (CONTINUED)                                                                         Shares                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTILITIES (CONTINUED)

TXU                                                                                             122,730                2,292,596

Verizon Communications                                                                        1,042,510               40,397,263

Xcel Energy                                                                                     151,900                1,670,900

                                                                                                                     182,024,074

TOTAL COMMON STOCKS

   (cost $3,316,536,265)                                                                                           3,089,517,843
------------------------------------------------------------------------------------------------------------------------------------

                                                                                              Principal
SHORT-TERM INVESTMENTS--2.4%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT--2.2%

Greenwich Capital Markets, Tri-Party Repurchase Agreement,

  1.05%, dated 12/31/2002, due 1/2/2003 in the

  amount of $69,434,050 (fully collateralized by

  $41,365,000 U.S. Treasury Bonds, 11.25%,

   2/15/2015, value $70,824,637)                                                             69,430,000               69,430,000

U.S. TREASURY BILLS--.2%

1.17%, 1/30/2003                                                                              1,000,000  (b)             999,100

1.18%, 2/20/2003                                                                              4,800,000  (b)           4,792,704

1.20%, 2/27/2003                                                                                350,000  (b)             349,394

                                                                                                                       6,141,198

TOTAL SHORT-TERM INVESTMENTS

   (cost $75,570,540)                                                                                                 75,571,198
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $3,392,106,805)                                                           99.8%            3,165,089,041

CASH AND RECEIVABLES (NET)                                                                          .2%                6,968,239

NET ASSETS                                                                                       100.0%            3,172,057,280

(A)  NON-INCOME PRODUCING.

(B)  PARTIALLY HELD BY THE BROKER IN A SEGREGATED ACCOUNT AS COLLATERAL FOR OPEN
     FINANCIAL FUTURES POSITIONS.


SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF FINANCIAL FUTURES

December 31, 2002


                                                                   Market Value                                        Unrealized
                                                                     Covered by                                    (Depreciation)
                                            Contracts              Contracts ($)           Expiration           at 12/31/2002 ($)
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES LONG

Standard & Poor's 500                             373                  81,957,425          March 2003                 (2,088,721)


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--
   See Statement of Investments--Note 1(b)         3,392,106,805  3,165,089,041

Cash                                                                  2,300,321

Dividends and interest receivable                                     4,869,256

Receivable for shares of Common Stock subscribed                      1,350,822

Receivable for futures variation margin--Note 4                         132,910

Receivable for investment securities sold                                 8,925

Prepaid expenses                                                         14,547

                                                                  3,173,765,822
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           703,998

Payable for shares of Common Stock redeemed                             828,422

Accrued expenses and other liabilities                                  176,122

                                                                      1,708,542
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    3,172,057,280
--------------------------------------------------------------------------------

COMPOSITION NET ASSETS ($):

Paid-in capital                                                   3,771,011,443

Accumulated undistributed investment income--net                        379,027

Accumulated net realized gain (loss) on investments                (370,226,705)

Accumulated net unrealized appreciation (depreciation)
  on investments [including ($2,088,721) net unrealized
  (depreciation) on financial futures]                             (229,106,485)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    3,172,057,280

NET ASSET VALUE PER SHARE

                                                 Initial Shares  Service Shares
--------------------------------------------------------------------------------

Net Assets ($)                                     3,093,295,474     78,761,806

Shares Outstanding                                   137,636,559      3,509,517
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                               22.47         22.44

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended December 31, 2002

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INCOME:

Cash dividends (net of $148,993 foreign taxes witheld at source)    58,540,949

Interest                                                             1,095,664

Income on securities lending                                            11,829

TOTAL INCOME                                                        59,648,442

EXPENSES:

Management fee--Note 3(a)                                            9,108,447

Prospectus and shareholders' reports                                   363,559

Distribution fees (Service Shares)--Note 3(b)                          114,063

Shareholder servicing costs (Initial Shares)--Note 3(c)                 99,398

Directors' fees and expenses--Note 3(d)                                 98,297

Professional fees                                                       84,157

Loan commitment fees--Note 2                                            44,188

Interest expense--Note 2                                                10,457

Miscellaneous                                                          122,096

TOTAL EXPENSES                                                      10,044,662

INVESTMENT INCOME--NET                                              49,603,780
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 4 ($):

Net realized gain (loss) on investments                           (358,656,346)

Net realized gain (loss) on financial futures                      (12,410,424)

NET REALIZED GAIN (LOSS)                                          (371,066,770)

Net unrealized appreciation (depreciation) on investments
  [including ($3,287,434) net unrealized depreciation on
  financial futures]                                              (657,806,225)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (1,028,872,995)

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (979,269,215)

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended December 31,
                                           -------------------------------------

                                                     2002                2001
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                         49,603,780           50,662,234

Net realized gain (loss) on investments      (371,066,770)          (5,850,793)

Net unrealized appreciation (depreciation)
   on investments                            (657,806,225)        (684,896,895)

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (979,269,215)        (640,085,454)
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Initial shares                               (48,922,148)         (50,538,356)

Service shares                                  (650,696)            (123,696)

Net realized gain on investments:

Initial shares                                         --         (23,226,545)

Service shares                                         --            (135,166)

TOTAL DIVIDENDS                              (49,572,844)         (74,023,763)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($):

Net proceeds from shares sold:

Initial shares                                699,891,785         975,956,345

Service shares                                 68,157,465          28,389,753

Dividends reinvested:

Initial shares                                 48,922,148          73,764,901

Service shares                                    650,696             258,862

Cost of shares redeemed:

Initial shares                            (1,030,501,043)      (1,078,261,283)

Service shares                                (4,860,235)          (1,556,104)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS          (217,739,184)          (1,447,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS   (1,246,581,243)        (715,556,743)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         4,418,638,523        5,134,195,266

END OF PERIOD                               3,172,057,280        4,418,638,523

Undistributed investment income--net              379,027              607,665


                                                     Year Ended December 31,
                                              ----------------------------------

                                                     2002                 2001
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:

INITIAL SHARES

Shares sold                                    27,094,044           31,813,295

Shares issued for dividends reinvested          2,028,537            2,520,503

Shares redeemed                               (41,071,216)         (35,768,506)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING (11,948,635)          (1,434,708)
--------------------------------------------------------------------------------

SERVICE SHARES

Shares sold                                     2,793,084              944,339

Shares issued for dividends reinvested             28,085                8,900

Shares redeemed                                  (213,844)             (51,061)

NET INCREASE (DECREASE) IN SHARES OUTSTANDING   2,607,325              902,178

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                           Year Ended December 31,
                                                       -----------------------------------------------------------------------------

INITIAL SHARES                                         2002             2001             2000              1999              1998
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($):

Net asset value,
   beginning of period                                29.36             34.00            38.45             32.52            25.75

Investment Operations:

Investment income--net                                  .34(a)            .34(a)           .35(a)            .40(a)           .37
Net realized and unrealized
   gain (loss) on investments                         (6.89)            (4.48)           (3.88)             6.24             6.85

Total from Investment
   Operations                                         (6.55)            (4.14)           (3.53)             6.64             7.22

Distributions:

Dividends from investment
   income--net                                         (.34)             (.34)            (.35)             (.38)           (.38)

Dividends from net realized
   gain on investments                                   --              (.16)            (.57)             (.33)           (.07)

Total Distributions                                    (.34)             (.50)            (.92)             (.71)            .45)

Net asset value, end of period                        22.47             29.36            34.00             38.45            32.52
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     (22.36)          (12.18)            (9.28)            20.60            28.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to
   average net assets                                   .27              .26               .26               .26              .26

Ratio of net investment income
   to average net assets                               1.33             1.09               .95              1.13             1.35

Portfolio Turnover Rate                                6.05             4.03              4.97              2.64             2.40
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                    3,093,295        4,392,178         5,134,195         5,229,706        3,440,542

(A) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



SEE NOTES TO FINANCIAL SATEMENTS.




                                                                                                Year Ended December 31,
                                                                                       ---------------------------------------------

SERVICE SHARES                                                                         2002           2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                                  29.33          34.00           34.00

Investment Operations:

Investment income--net                                                               .29(b)          .24(b)               --

Net realized and unrealized
   gain (loss) on investments                                                        (6.89)          (4.48)               --

Total from Investment Operations                                                     (6.60)          (4.24)               --

Distributions:

Dividends from investment income--net                                                 (.29)           (.27)               --

Dividends from net realized gain on investments                                          --           (.16)               --
Total Distributions                                                                   (.29)           (.43)               --

Net asset value, end of period                                                        22.44           29.33            34.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                                    (22.55)         (12.46)               --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                                 .51             .57               --

Ratio of net investment income
   to average net assets                                                               1.19             .83               --

Portfolio Turnover Rate                                                                6.05            4.03            4.97
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                                                78,762          26,461              1

(A) THE FUND COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(B) BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies. The fund's investment objective is to match the total return of the Standard and Poor's 500 Composite Stock Price Index. The Dreyfus Corporation ("Dreyfus") serves as the fund's manager and Mellon Equity Associates ("Mellon Equity"), an affiliate of Dreyfus, serves as the fund' s index manager. Dreyfus is a direct subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund's shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan and shareholder services plan and the expenses borne by each class and certain voting rights.

At a meeting held on April 23, 2002, the Board of Directors, on behalf of the fund, approved effective May 1, 2002 to change the name of the fund from Dreyfus Stock Index Fund to Dreyfus Stock Index Fund, Inc.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities (including financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange of the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount and premium on investments, is recognized on the accrual basis.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by Dreyfus, subject to the seller's agreement to repurchase and the fund' s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

The fund may lend securities to qualified institutions. At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by Dreyfus. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each

                                                                 The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(C) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At December 31, 2002, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $379,027, accumulated capital losses $309,581,798 and unrealized depreciation $279,590,027. In addition, the fund had $10,161,365 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available to be applied against future net securities profits, if any, realized subsequent to December 31, 2002. If not applied, $309,581,798 of the carryover expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2002 and December 31, 2001, respectively, were as follows: ordinary income $49,572,844 and $50,662,052 and long term capital gains $0 and $23,361,711.


During the period ended December 31, 2002, as a result of permanent book to tax differences, the fund decreased accumulated undistributed investment income-net by $259,574 and increased net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification

NOTE 2--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $500 million redemption credit facility (the "Facility" ) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the Facility during the period ended December 31, 2002 was approximately $480,000, with a related weighted average annualized interest rate of 2.18%.

NOTE 3--Management Fee, Index Management Fee and Other Transactions With
Affiliates:

(A) Pursuant to a Management Agreement with Dreyfus, the management fee is computed at the annual rate of .245 of 1% of the value of the fund's average daily net assets, and is payable monthly. Dreyfus has agreed to pay Mellon Equity a monthly index-management fee at the annual rate of .095 of 1% of the value of the fund' s average daily net assets. Dreyfus has undertaken from January 1, 2002 until such time as they give shareholders at least 180 days notice to the contrary that if any full fiscal year the fund's aggregate expenses exclusive of brokerage commissions, Rule 12b-1 fees, transaction fees and extraordinary expenses, exceed an annual rate of .40 of 1% of the fund's average daily net assets, the fund may deduct from the payments to be made to
The    Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Dreyfus,  or  Dreyfus  will  bear,  such excess expense. During the period ended
December   31,  2002,  there  was  no  expense  reimbursement  pursuant  to  the undertaking.

(B) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares shareholder accounts and for advertising and marketing for Service shares. The Plan provides payments to be made at an annual rate of .25 of 1% of the value of the Service shares average daily net assets. The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2002, Service shares were charged $114,063 pursuant to the Plan.

(C) Under the Shareholder Services Plan, Initial shares reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the Initial shares' average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares shareholder accounts. During the period ended December 31, 2002, Initial shares were charged $69,538 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2002, the fund was charged $1,046 pursuant to the transfer agency agreement.

(D) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $25,000 and an attendance fee of $4,000 for each in person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The chairman of the Board receives an additional 25% of such compensation. Subject to the fund's Emeritus Program Guidelines, Emeritus Board Members, if any,

receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.

NOTE 4--Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2002, amounted to $221,751,941 and $447,043,951, respectively. Included in proceeds of sales is $58,430,916 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized losses of $36,988,572. As a result of the redemption in-kind, net realized losses differ for financial statement and tax purposes. These realized losses have been reclassified from accumulated net realized loss on investments to paid-in capital.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a broker, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at December 31, 2002 are set forth in the Statement of Financial Futures.

At December 31, 2002, the cost of investments for federal income tax purposes was $3,444,679,068; accordingly, accumulated net unrealized depreciation on investments was $279,590,027 consisting of $528,862,374 gross unrealized appreciation and $808,452,401 gross unrealized depreciation.

                                                             The Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of  Dreyfus Stock Index Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statements of investments and financial futures, and the related statements of operations and of changes in net assets and financial highlights present fairly, in all material respects the financial position of Dreyfus Stock Index Fund, Inc. (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund' s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

                                                     PricewaterhouseCoopers LLP

New York, New York

January 24, 2003


IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2002 as qualifying for the corporate dividends received deduction.

                                                             The Fund

BOARD MEMBER INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The Muscular Dystrophy Association, Director

*    Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

DAVID P. FELDMAN (63)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    59 Wall Street Mutual Funds Group (11 Funds), Director

*    The Jeffrey Company, a private investment company, Director

*    QMED, a medical device company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 53

                              --------------

EHUD HOUMINER (62)

BOARD MEMBER (1996)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Professor and Executive-in-Residence at the Columbia Business School, Columbia University.

*    Principal of Lear, Yavitz and Associates, a management consulting firm

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Avnet Inc., an electronics distributor, Director

*    Super Sol Limited, an Israeli supermarket chain, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25


GLORIA MESSINGER (73)

BOARD MEMBER (1996)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Arbitrator for American Arbitration Association and National Association of Securities Dealers, Inc.

*    Consultant in Intellectual Property

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Yale Law School Fund, Director

*    Theater for a New Audience, Inc., Director

*    Brooklyn Philharmonic, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 18

                              --------------

JOHN SZARKOWSKI (77)

BOARD MEMBER (1991)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Consultant in Photography

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Photography Department at The Museum of Modern Art, Director Emeritus

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 18

                              --------------

ANNE WEXLER (72)

BOARD MEMBER (1991)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Wexler Group, consultants specializing in government relations and public affairs

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Wilshire Mutual Funds (5 funds), Director

*    Methanex Corporation, a methanol production company, Director

*    Member of the Council of Foreign Relations

*    Member of the National Park Foundation

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 18

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

JOHN M. FRASER, JR., EMERITUS BOARD MEMBER

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of Dreyfus, and an officer of 94 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 57 years old and has been an employee of Dreyfus since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of Dreyfus, and an officer of 94 investment companies (comprised of 188 portfolios) managed by Dreyfus. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of Dreyfus. He is 49 years old and has been an employee of Dreyfus since January 2000. Prior to joining Dreyfus, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 56 years old and has been an employee of Dreyfus since June 1977

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000.

     Associate General Counsel of Dreyfus, and an officer of 93 investment companies (comprised of 200 portfolios) managed by Dreyfus. He is 42 years old and has been an employee of Dreyfus since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 53 years old and has been an employee of Dreyfus since July 1980

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 44 years old and has been an employee of Dreyfus since April 1985.

ROBERT S. ROBOL, ASSISTANT TREASURER SINCE DECEMBER 2002.

     Senior Accounting Manager - Equity Funds of Dreyfus, and an officer of 28 investment companies (comprised of 119 portfolios) managed by Dreyfus. He is 38 years old and has been an employee of Dreyfus since October 1988.


ROBERT SVAGNA, ASSISTANT TREASURER SINCE DECEMBER 2002.

     Senior Accounting Manager - Equity Funds of Dreyfus, and an officer of 28 investment companies (comprised of 119 portfolios) managed by Dreyfus. He is 35 years old and has been an employee of Dreyfus since November 1990.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of Dreyfus, and an officer of 95 investment companies (comprised of 204 portfolios) managed by Dreyfus. He is 48 years old and has been an employee of Dreyfus since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER 2002.

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 199 portfolios) managed by Dreyfus. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund

                 For More Information

                        Dreyfus Stock Index Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Index Fund Manager

                        Mellon Equity Associates
                        500 Grant Street
                        Pittsburgh, PA 15258

                        Custodian

                        Boston Safe Deposit and Trust Company
                        One Boston Place
                        Boston, MA 02109

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call your financial
representative
or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

(c) 2003 Dreyfus Service Corporation                                  763AR1202